Joint Ventures in E&P Activities - Summary Detail of Unitization Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [abstract]
Opening balance	$ 159	$ 49
Additions/(Write-offs) on PP&E	50	(62)
Indexation charges	4	2
Payments made	(92)	(100)
Other income and expenses	(2)	279
Cumulative Translation AdjustmentsCost Equalization	(6)	(9)
Closing balance	$ 113	$ 159